Note 16 - Borrowings - Activity of the Term Loan (Details) - Term loan [member] - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Amortized cost – January 1	$ 5,916,956	$ 8,278,004
Accrued interest	401,286	436,996
Payment of interest	(266,320)	(302,157)
Principal amount repaid	(2,261,350)	(2,495,887)
Balance – December 31	$ 3,790,572	$ 5,916,956